Debt - Summery of Outstanding Convertible Debenture (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
Convertible debentures, beginning period	$ 0
Issuance	24,000
Change in fair value of Convertible debentures	3,460
Repayment of Convertible Debentures	(1,285)
Conversion of Convertible Debentures into common stock	(7,735)	$ 0
Convertible debentures, ending period	$ 18,440